Revenue - Summary of Information About Receivables, Contract Assets And Contract Liabilities From Contracts With Customers (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables From Contracts With Customers [Abstract]
Trade receivables	€ 41,259	€ 33,934
Trade receivables included in “assets held for sale”		1,304
Contract liabilities	€ 28,202	€ 24,183